Shareholders' Equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance					$ (10,305)		$ (9,550)		$ (9,550)
Other comprehensive (loss)/income before reclassifications	$ 1	[1]	$ (48)	[1]	(113)	[1]	(21)	[1]	(646)		$ 1,426		$ 4,248
Amounts reclassified from AOCI	19	[1]	(19)	[1]	26	[1]	(46)	[1]	(109)		683		1,226
Net current period Other comprehensive (loss)/income	20	[1]	(67)	[1]	(87)	[1]	(67)	[1]	(755)		2,109		5,474
Ending balance	(10,392)				(10,392)				(10,305)		(9,550)
Net actuarial (loss)/gain arising during the period, net of tax	1		1		(18)		(6)		(722)		1,533		4,262
Net actuarial gain/(loss) arising during the period, tax	0		0		17		2		13		(22)		(32)
Amortization of actuarial losses/(gains) included in net periodic benefit cost, net of tax	15		(2)		26		(4)		(2)		791		1,155
Amortization of actuarial loss included in net periodic pension cost, tax	(8)		1		(20)		1		0		(11)		(8)
Amortization of prior service credits included in net periodic pension cost, net of tax of $1, $2 and $1	(15)		(20)		(26)		(40)		(102)		(114)		(114)
Amortization of prior service credits included in net periodic pension cost, tax	8		6		20		12		1		2		1
Gain (loss) on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring, net									39
Loss on discontinuation of cash flow hedge due to forecasted transaction Probable of not occurring, tax									(11)
Other comprehensive (income) loss, defined benefit plan, reclassification adjustment from AOCI, after tax	0		(22)		0		(44)
Other comprehensive (income) loss, defined benefit plan, reclassification adjustment from AOCI, tax	0		(7)		0		(13)
Currency Translation Adjustments
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(169)		(151)		(134)		(167)		(167)		(105)		(30)
Other comprehensive (loss)/income before reclassifications	11		(6)		(24)		10		33		(62)		(75)
Amounts reclassified from AOCI
Net current period Other comprehensive (loss)/income	11		(6)		(24)		10		33		(62)		(75)
Ending balance	(158)		(157)		(158)		(157)		(134)		(167)		(105)
Unrealized Gains and Losses on Certain Investments
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	2				2						1		1
Other comprehensive (loss)/income before reclassifications									2		(1)
Amounts reclassified from AOCI
Net current period Other comprehensive (loss)/income									2		(1)
Ending balance	2				2				2				1
Unrealized Gains and Losses on Derivative Instruments
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(46)		(11)		12		(24)		(24)		6		(43)
Other comprehensive (loss)/income before reclassifications	(11)		(43)		(76)		(25)		41		(40)		55
Amounts reclassified from AOCI	19		3		26		(2)		(5)		10		(6)
Net current period Other comprehensive (loss)/income	8		(40)		(50)		(27)		36		(30)		49
Ending balance	(38)		(51)		(38)		(51)		12		(24)		6
Defined Benefit Pension Plans & Other Postretirement Benefits
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(10,199)		(9,388)		(10,185)		(9,359)		(9,359)		(11,561)		(17,061)
Other comprehensive (loss)/income before reclassifications	1	[2]	1		(13)	[2]	(6)		(722)		1,529		4,268
Amounts reclassified from AOCI			(22)	[2]			(44)	[2]	(104)		673		1,232
Net current period Other comprehensive (loss)/income	1		(21)		(13)		(50)		(826)		2,202		5,500
Ending balance	(10,198)		(9,409)		(10,198)		(9,409)		(10,185)		(9,359)		(11,561)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(10,412)	[1]	(9,550)	[1]	(10,305)	[1]	(9,550)	[1]	(9,550)	[1]	(11,659)		(17,133)
Ending balance	$ (10,392)	[1]	$ (9,617)	[1]	$ (10,392)	[1]	$ (9,617)	[1]	$ (10,305)	[1]	$ (9,550)	[1]	$ (11,659)

[1]	Net of tax.
[2]	Primarily relates to the amortization of prior service credits and actuarial losses/(gains) included in net periodic benefit cost for the six and three months ended June 30, 2024 totaling $0 and $0 (net of tax of $0 and $0), and ($44) and ($22) (net of tax of $13 and $7) for the same periods in prior year.